3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial:  215.981.4659

direct fax:  215.981.4750

falcoj@pepperlaw.com

September 10, 2013

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.20549

Attn:  Mary A. Cole, Esq.

Re:	FundVantage Trust 1940 Act File No. 811-22027 1933 Act File No. 333-141120

Dear Ms. Cole:

On behalf of FundVantage Trust (the “Trust”), accompanying this letter is a definitive copy of the notice of meeting, proxy statement, and form of proxy card (the “Definitive Materials”) to be furnished to shareholders of the Private Capital Management Value Fund (the “Fund”), a series of the Trust, in connection with a special meeting of shareholders of the Fund to be held on October 28, 2013 (the “Meeting”).  The Meeting is being called in order to ask shareholders of the Fund to consider a proposal to approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Private Capital Management, LLC (the “Adviser”).  It is anticipated that the Definitive Materials will be sent on or about September 11, 2013 to shareholders of record on August 29, 2013.

The Definitive Materials are being filed pursuant to the requirements of Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended to (i) respond to the oral comments from the staff of the Securities and Exchange Commission (the “Staff”) to the preliminary copy of the notice of meeting, proxy statement, and form of proxy card filed via EDGAR on August

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29, 2013 (the “Preliminary Materials”) received on September 4, 2013, and (ii) make other changes.

We appreciate the opportunity to address the Staff’s comments regarding certain disclosures in the Preliminary Materials.  We set forth the Staff’s comments in italicized text followed by the Trust’s response to the Staff’s comments.

*              *              *

1.                                      Confirm whether the Adviser intends to alter the expense limitations and reimbursements currently in effect for the Fund as a result of the change of control of the Adviser.

Response:  The Adviser has confirmed that it has no present intention to alter the expense limitations and reimbursements currently in effect for the Fund.  The “Compensation” section of the Proxy Statement has been revised to include a statement to that effect.

*              *              *

This letter incorporates by reference the “Tandy Letter” signed by an officer of the Trust and attached hereto as Exhibit A.  Please direct any questions concerning this letter to the undersigned at 215.981.4659, or John M. Ford, Esq. at 215.981.4009.

Respectfully,

John P. Falco

cc:	Mr. Joel Weiss
John M. Ford, Esq.

EXHIBIT A

FUNDVANTAGE TRUST
301 BELLEVUE PARKWAY
WILMINGTON, DE  19809

September 10, 2013

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FundVantage Trust (the “Trust”) File Nos. 333-141120 and 811-22027

Dear Sir or Madam:

In connection with the Trust’s response to certain oral comments received from the Securities and Exchange Commission (the “Commission”) staff with respect to the preliminary copy of the notice of meeting, proxy statement, and form of proxy card filed via EDGAR on August 29, 2013 (the “Preliminary Materials”), the definitive copy of which (the “Definitive Materials”) will be furnished to shareholders of the Private Capital Management Value Fund (the “Fund”), a series of the Trust, in connection with a special meeting of shareholders of the Fund to be held on October 28, 2013, the Trust is providing the following, as instructed:

The Trust acknowledges that (i) it is responsible for the adequacy and accuracy of the disclosure in the Definitive Materials, (ii) Commission staff comments or changes to disclosure in response to staff comments in the Definitive Materials reviewed by the staff do not foreclose the Commission from taking any action with respect to the Definitive Materials, and (iii) the Trust may not assert staff comments with respect to the Definitive Materials as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any questions concerning this letter to John P. Falco, Esq. of Pepper Hamilton, LLP, counsel to the Trust, at 215.981.4659.

Very truly yours,

/s/ Joel L. Weiss

Joel L. Weiss
President
Cc:	John M. Ford, Esq.

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